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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sectoral Asset Management Inc.
                 -------------------------------
   Address:      1000 Sherbrooke West, Suite 2120
                 -------------------------------
                 Montreal, QC H3A 3G4 Canada
                 -------------------------------

Form 13F File Number: 28-10653
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jean Berard
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   514-849-8777
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Jean Berard, Chief Compliance Officer  Montreal, Quebec, Canada  May 4, 2010
------------------------------------------ ------------------------- -----------
                [Signature]                       [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------------

Form 13F Information Table Entry Total: 59
                                        --------------------------

Form 13F Information Table Value Total: $ 2,724,449
                                        --------------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                      - 2 -
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                           FORM 13F INFORMATION TABLE

       ITEM 1             ITEM 2   ITEM 3    ITEM 4           ITEM 5           ITEM 6    ITEM 7            ITEM 8
------------------------ ------- --------- ----------- --------------------- ---------- -------- ----------------------------
                                           FAIR MARKET  SH/PRN  SH/PRN PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
       ISSUER             CLASS    CUSIP      VALUE     AMOUNT          CALL DISCRETION   MGRS            (SHARES)
                                             (x1000)                            TYPE               SOLE    SHARED     NONE
-----------------------------------------------------------------------------------------------------------------------------
3SBIO INC                SP ADR  88575Y105        5307   428693   SH            SOLE               338893        0      89800
ABBOTT LABS                COM   002824100       49847   946218   SH            SOLE                64250        0     881968
AFFYMAX INC                COM   00826A109       35881  1531393   SH            SOLE              1124475        0     406918
ALEXION PHARM INC          COM   015351109       70891  1303856   SH            SOLE              1010900        0     292956
ALIGN TECH INC             COM   016255101        9858   509696   SH            SOLE                58387        0     451309
AMAG PHARMACEUTICALS       COM   00163U106       69302  1985149   SH            SOLE              1628449        0     356700
AMGEN INC                  COM   031162100      231738  3872796   SH            SOLE              2808429        0    1064367
ANTHERA PHARMACEUTICALS    COM   03674U102        4194   600000   SH            SOLE               600000        0          0
AUXILIUM PHARMACEUTICALS   COM   05334D107       64143  2058501   SH            SOLE              1861192        0     197309
BIOGEN IDEC INC            COM   09062X103       88186  1536610   SH            SOLE              1383702        0     152908
BIOMARIN PHARMAC INC       COM   09061G101       96488  4128719   SH            SOLE              3142343        0     986376
BIOMIMETIC THERAPEUT       COM   09064X101       11408   867539   SH            SOLE               764808        0     102731
BIOSPECIFICS TECH CO       COM   090931106        3211   115708   SH            SOLE               115708        0          0
CARDIOME PHARMA CORP       COM   14159U202       27294  4129198   SH            SOLE              3926598        0     202600
CARDIONET INC              COM   14159L103        6699   875729   SH            SOLE               875729        0          0
CELGENE CORP               COM   151020104      198504  3203750   SH            SOLE              2471794        0     731956
CURIS INC                  COM   231269101        2456   800000   SH            SOLE               800000        0          0
CYCLACEL PHARMA            COM   23254L108        1289   599655   SH            SOLE               599655        0          0
DEXCOM INC                 COM   252131107       13630  1399422   SH            SOLE              1264435        0     134987
DR REDDYS LABS LTD         ADR   256135203       23526   833367   SH            SOLE               604576        0     228791
GENZYME CORP               COM   372917104      215130  4150681   SH            SOLE              3207200        0     943481
GILEAD SCIENCES INC        COM   375558103      104853  2305992   SH            SOLE              2025100        0     280892
GIVEN IMAGING            ORD SHS M52020100       30018  1271410   SH            SOLE               665912        0     605498
HOSPIRA INC                COM   441060100       15948   281520   SH            SOLE               219200        0      62320
HUMAN GENOME SCIENCES      COM   444903108       64486  2135300   SH            SOLE              1902972        0     232328
INTERMUNE INC              COM   45884X103      113932  2556253   SH            SOLE              2078394        0     477859
INTUITIVE SURGIC INC       COM   46120E602       18510    53171   SH            SOLE                 5000        0      48171
LIFE TECHNOLOGIES          COM   53217V109       87035  1665103   SH            SOLE              1499000        0     166103
LIGAND PHARM INC          CL B   53220K207        1584   910143   SH            SOLE               910143        0          0
LUMINEX CORP DEL           COM   55027E102       53680  3193349   SH            SOLE              2876325        0     317024
MEDICINES CO               COM   584688105       11989  1529201   SH            SOLE              1310522        0     218679
MEDIVATION INC             COM   58501N101       28515  2718326   SH            SOLE              2393300        0     325026
MERCK & CO INC             COM   58933Y105       52480  1405100   SH            SOLE               112400        0    1292700
MICROMET INC               COM   59509C105       21711  2687005   SH            SOLE              2557005        0     130000
MOMENTA PHARMACEUTICALS    COM   60877T100       19351  1292633   SH            SOLE               627753        0     664880
MYLAN INC                  COM   628530107       64735  2850514   SH            SOLE              1205247        0    1645267
MYRIAD GENETICS INC        COM   62855J104       40113  1667916   SH            SOLE              1495000        0     172916
NOVARTIS AG              SP ADR  66987V109        3116    57600   SH            SOLE                57600        0          0
NOVO-NORDISK AS          SP ADR  670100205        2500    32418   SH            SOLE                15318        0      17100
ONYX PHARMACEUTICALS       COM   683399109       85363  2819135   SH            SOLE              2541252        0     277883
OSI PHARMACEUTICALS        COM   671040103         645    10834   SH            SOLE                    0        0      10834
PERRIGO CO                 COM   714290103       27445   467387   SH            SOLE               366911        0     100476
PFIZER INC                 COM   717081103       48481  2826900   SH            SOLE               231600        0    2595300
PHARMACYCLICS INC          COM   716933106        2545   407916   SH            SOLE               407916        0          0
PHARMASSET                 COM   71715N106       26013   970633   SH            SOLE               877433        0      93200
PROGENICS PHARMACEUTICAL   COM   743187106       19292  3619465   SH            SOLE              3461065        0     158400
SAVIENT PHARMACEUTICALS    COM   80517Q100       51938  3594348   SH            SOLE              2805514        0     788834
SHIRE PLC                SP ADR  82481R106       15421   233619   SH            SOLE               184972        0      48647
SIMCERE PHARMACEUTICAL   SP ADR  82859P104        5542   651262   SH            SOLE               476662        0     174600
ST JUDE MEDICAL INC        COM   790849103       24786   603802   SH            SOLE                40900        0     562902
STRYKER CORP               COM   863667101       15572   272145   SH            SOLE                19700        0     252445
TARGACEPT INC              COM   87611R306       28290  1438939   SH            SOLE              1149514        0     289425
TEVA PHARMACEUTICAL        ADR   881624209       53867   853947   SH            SOLE               509045        0     344902
THORATEC LABS CORP         COM   885175307       40116  1199273   SH            SOLE               119135        0    1080138
UNITED THERAPEUTICS        COM   91307C102      175431  3170634   SH            SOLE              2310464        0     860170
VARIAN MED SYS INC         COM   92220P105       17045   308057   SH            SOLE                19701        0     288356
VERTEX PHARMACEUTICAL      COM   92532F100       85810  2099588   SH            SOLE              1886181        0     213407
WATSON PHARMACEUTCLS       COM   942683103       16062   384545   SH            SOLE               305900        0      78645
XENOPORT INC               COM   98411C100       21247  2294500   SH            SOLE              2039689        0     254811